SA FUNDS – Investment Trust

SA U.S. Core Market Fund	SA International Small Company Fund
SA U.S. Value Fund	SA Emerging Markets Value Fund
SA U.S. Small Company Fund	SA Real Estate Securities Fund
SA International Value Fund	(each a “Fund,” and collectively, the “Funds”)

Supplement dated February 28, 2019 to the
Prospectuses and Statement of Additional Information,
each dated October 29, 2018, as amended

This Supplement amends information in the Funds’ Prospectuses and Statement of Additional Information of the SA Funds – Investment Trust, each dated October 29, 2018, as amended. You may obtain a copy of the Prospectuses or Statement of Additional Information free of charge, upon request, by calling the toll-free number 1-844-366-0905 or on the Internet at http://www.sa-funds.com.

All Funds

Effective February 28, 2019, Joseph Chi of Dimensional Fund Advisors LP (“Dimensional”), which serves as the sub-adviser (the “Sub-Adviser”) to each of the Funds, is no longer a portfolio manager of any of the Funds. Jed Fogdall, currently Co-Head of Global Portfolio Management at Dimensional, will become Head of Global Portfolio Management and Chair of Dimensional’s Investment Committee. Mary Phillips and Joel Schneider will become two of Dimensional’s three Deputy Heads of Portfolio Management, North America. Mr. Schneider will also join Ms. Phillips as a member of the Investment Committee.

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Prospectus Disclosure Changes

SA U.S. Core Market Fund

The following disclosure replaces the bullet identifying Joseph H. Chi as a portfolio manager under the Portfolio Managers sub-section located in the Fund Summary section of the Prospectuses:

●	Joel P. Schneider, Deputy Head of Portfolio Management, North America, a Senior Portfolio Manager and Vice President of the Sub-Adviser, has been a portfolio manager for the Sub-Adviser since 2013.

SA U.S. Value Fund

The following disclosure replaces the bullet identifying Joseph H. Chi as a portfolio manager under the Portfolio Managers sub-section located in the Fund Summary section of the Prospectuses:

●	Joel P. Schneider, Deputy Head of Portfolio Management, North America, a Senior Portfolio Manager and Vice President of the Sub-Adviser, has been a portfolio manager for the Sub-Adviser since 2013.

SA U.S. Small Company Fund

The bullet identifying Joseph H. Chi as a portfolio manager under the Portfolio Managers sub-section located in the Fund Summary section of the Prospectuses is removed.

SA International Value Fund

The bullet identifying Joseph H. Chi as a portfolio manager under the Portfolio Managers sub-section located in the Fund Summary section of the Prospectuses is removed.

SA International Small Company Fund

The bullet identifying Joseph H. Chi as a portfolio manager under the Portfolio Managers sub-section located in the Fund Summary section of the Prospectuses is removed.

SA Emerging Markets Value Fund

The following disclosure replaces the bullet identifying Joseph H. Chi and Daniel C. Ong as portfolio managers under the Portfolio Managers sub-section located in the Fund Summary section of the Prospectuses:

●	Mary T. Phillips, Deputy Head of Portfolio Management, North America, a Senior Portfolio Manager and Vice President of the Sub-Adviser, has been a portfolio manager for the Sub-Adviser since 2014.

SA Real Estate Securities Fund

The following disclosure replaces the bullet identifying Joseph H. Chi as a portfolio manager under the Portfolio Managers sub-section located in the Fund Summary section of the Prospectuses:

●	Joel P. Schneider, Deputy Head of Portfolio Management, North America, a Senior Portfolio Manager and Vice President of the Sub-Adviser, has been a portfolio manager for the Sub-Adviser since 2013.

All Funds

References to Mr. Chi serving as a portfolio manager and related disclosure are hereby removed, and the following disclosure replaces the disclosure related to Domestic Equity Funds, International Equity Funds, Mr. Fogdall, Mr. Schneider and Ms. Phillips in the Portfolio Managers section of the Prospectuses:

The portfolio managers named below coordinate the efforts of all other portfolio managers with respect to the day-to-day management of certain SA Funds within each category of the SA Funds indicated.

Domestic Equity Funds (includes SA U.S. Core Market	Jed S. Fogdall, Lukas J.
Fund, SA U.S. Value Fund, SA U.S. Small Company	Smart, and Joel P.
Fund and SA Real Estate Securities Fund)	Schneider

International Equity Funds (includes SA International	Jed S. Fogdall, Arun C.
Value Fund, SA International Small Company Fund	Keswani, Mary T. Phillips,
and SA Emerging Markets Value Fund)	Mitchell J. Firestein, and
Bhanu P. Singh

Mr. Fogdall is Head of the Global Portfolio Management group, a Senior Portfolio Manager and Vice President of the Sub-Adviser and the Chair of the Investment Committee. Mr. Fogdall has an MBA from the University of California at Los Angeles Anderson School of Management and a BS from Purdue University. Mr. Fogdall joined the Sub-Adviser as a Portfolio Manager in 2004 and has been responsible for the Domestic Equity Funds since 2012 and the International Equity Funds since 2010.

Mr. Schneider is Deputy Head of Portfolio Management, North America, a Senior Portfolio Manager, Vice President and Chair of Dimensional’s Corporate Governance Committee and a member of the Investment Committee at the Sub-Adviser. Mr. Schneider holds an MBA from the University of Chicago Booth School of Business, an MS from the University of Minnesota, and a BS from Iowa State University. Mr. Schneider joined the Sub-Adviser in 2011 and has been a portfolio manager since 2013.

Ms. Phillips is Deputy Head of Portfolio Management, North America, a Senior Portfolio Manager, Vice President and a member of the Investment Committee and Investment Research Committee at the Sub-Adviser. Ms. Phillips holds an MBA from the University of Chicago Booth School of Business and a BA from the University of Puget Sound. Ms. Phillips joined the Sub-Adviser in 2012 and has been a portfolio manager since 2014. Ms. Phillips is a CFA charterholder.

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Statement of Additional Information Disclosure Changes

All Funds

References to Mr. Chi serving as a portfolio manager and related disclosure are hereby removed, and the following disclosure replaces the disclosure related to Domestic Equity Funds and International Equity Funds in the SA Funds sub-section located in the PORTFOLIO MANAGERS section of the Statement of Additional Information:

In accordance with the team approach used to manage the SA Funds, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee of Dimensional. The portfolio managers and portfolio traders also make daily investment decisions regarding the SA Funds including running buy and sell programs based on the parameters established by the Investment Committee. The portfolio managers named below coordinate the efforts of all other portfolio managers or trading personnel with respect to the day-to-day management of certain SA Funds within each category of SA Funds indicated.

Domestic Equity Funds	Jed S. Fogdall, Lukas J. Smart,
(includes SA U.S. Core Market Fund, SA U.S. Value Fund, SA U.S. Small	and Joel P. Schneider
Company Fund and SA Real Estate Securities Fund)

International Equity Funds	Jed S. Fogdall, Arun C.
(includes SA International Value Fund, SA International Small Company	Keswani, Mary T. Phillips,
Fund and SA Emerging Markets Value Fund)	Mitchell J. Firestein, and Bhanu
P. Singh

You should retain this Supplement for future reference.

SA Funds–Investment Trust
SEC file number: 811-09195